Trade and Other Receivables - Gross and Net Amount of Trade Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 151,199	£ 149,855
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	156,180	152,919
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (4,981)	£ (3,064)